UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

FINANCIAL SERVICES FUND

FORM N-Q

JUNE 30, 2009

LEGG MASON PARTNERS FINANCIAL SERVICES FUND

Schedule of Investments (unaudited)	June 30, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 82.7%
Capital Markets - 5.0%
40,000	Ameriprise Financial Inc.	$970,800
1,000	KBW Inc. *	28,760
110,000	TD Ameritrade Holding Corp. *	1,929,400

	Total Capital Markets	2,928,960

Commercial Banks - 22.2%
56,876	Beach Business Bank *	243,145
200	Farmers & Merchants Bank of Long Beach	710,000
27,000	First Financial Bancorp	203,040
36,015	First Keystone Corp.	581,642
50,000	First Regional Bancorp *	63,000
25,000	First Security Group Inc.	95,000
175,000	First State Bank (a) *	656,250
25,000	FNB Corp.	154,750
100,000	Heritage Oaks Bancorp	625,000
45,000	IBERIABANK Corp.	1,773,450
44,100	Northrim BanCorp Inc.	613,872
74,020	Pacific Continental Corp.	897,863
20,580	PNC Financial Services Group Inc.	798,710
25,593	Royal Bank of Canada	1,047,141
33,547	Sussex Bancorp	167,735
60,500	Tamalpais Bancorp	318,835
80,000	TCF Financial Corp.	1,069,600
5,245	Toronto-Dominion Bank	271,081
50,000	U.S. Bancorp	896,000
88,200	Wainwright Bank & Trust Co.	692,370
150,000	Western Alliance Bancorp *	1,026,000

	Total Commercial Banks	12,904,484

Diversified Financial Services - 2.8%
71,074	Bank of America Corp.	938,177
150,000	Highbury Financial Inc.	667,500

	Total Diversified Financial Services	1,605,677

Exchange Traded Funds - 2.7%
20,000	KBW Bank ETF	361,000
20,000	KBW Capital Markets ETF	667,600
20,000	KBW Insurance STF	530,400

	Total Exchange Traded Funds	1,559,000

Insurance - 32.1%
70,000	American Financial Group Inc.	1,510,600
70,000	American Safety Insurance Holdings Ltd. *	952,700
18,000	Arch Capital Group Ltd. *	1,054,440
60,000	Assurant Inc.	1,445,400
52,000	Brown & Brown Inc.	1,036,360
18,320	Chubb Corp.	730,601
50,000	Hanover Insurance Group Inc.	1,905,500
70,000	HCC Insurance Holdings Inc.	1,680,700
50,000	Max Re Capital Ltd.	923,000
50,000	MetLife Inc.	1,500,500
25,000	RenaissanceRe Holdings Ltd.	1,163,500
32,000	RLI Corp.	1,433,600
25,000	StanCorp Financial Group Inc.	717,000
40,000	Travelers Cos. Inc.	1,641,600
45,000	W.R. Berkley Corp.	966,150

	Total Insurance	18,661,651

Internet Software & Services - 5.9%
500,000	SI Corporation *	3,450,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FINANCIAL SERVICES FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

SHARES	SECURITY	VALUE
IT Services - 8.0%
37,000	Fiserv Inc. *	$1,690,900
180,000	Online Resources Corp. *	1,123,200
30,000	Visa Inc.	1,867,800

	Total IT Services	4,681,900

Real Estate Investment Trusts (REITs) - 2.5%
50,000	Hatteras Financial Corp.	1,429,500

Thrifts & Mortgage Finance - 1.5%
50,000	BCSB Bancorp Inc. *	406,250
15,100	Citizens First Bancorp Inc. *	12,382
101,340	Riverview Bancorp Inc.	306,047
5,900	WSFS Financial Corp.	161,129

	Total Thrifts & Mortgage Finance	885,808

	TOTAL COMMON STOCKS (Cost - $63,390,617)	48,106,980

PREFERRED STOCKS - 2.7%
Commercial Banks - 2.7%
30,000	Fifth Third Capital Trust V, 7.250% (b)	489,600
30,000	Fifth Third Capital Trust VI, 7.250% (b)	482,100
30,000	Fifth Third Capital Trust VII, 8.875% (b)	588,000

	TOTAL PREFERRED STOCKS (Cost - $1,164,192)	1,559,700

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $64,554,809)	49,666,680

FACE AMOUNT
SHORT-TERM INVESTMENT - 14.9%
Repurchase Agreement - 14.9%
$8,659,000	Interest in $489,946,000 joint tri-party repurchase agreement dated 6/30/09 with Greenwich Capital Markets Inc., 0.080% due 7/1/09; Proceeds at maturity - $8,659,019; (Fully collateralized by various U.S. government agency obligations, 1.750% to 6.625% due 8/18/09 to 2/20/29; Market value - $8,832,226) (Cost - $8,659,000)	8,659,000

	TOTAL INVESTMENTS - 100.3% (Cost - $73,213,809#)	58,325,680
	Liabilities in Excess of Other Assets - (0.3)%	(150,629)

	TOTAL NET ASSETS - 100.0%	$58,175,051

*	Non-income producing security

(a)	Security is valued in good faith at fair value by or under the direction of’ the Board of Trustees (See Note 1).

(b)	Variable rate securities. Coupon rates disclosed are those which are in effect at June 30, 2009. Maturity date shown is the date of the next coupon rate reset or actual maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Financial Services Fund (the “Fund”) is a separate non-diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks
Financials	$47,450,730	—	$656,250	$48,106,980

Total common stocks	47,450,730	—	656,250	48,106,980

Preferred stocks
Financials	1,559,700	—	—	1,559,700

Total preferred stocks	1,559,700	—	—	1,559,700

Short-term investments
Repurchase Agreement	—	8,659,000	—	8,659,000

Total investments	$49,010,430	$8,659,000	$656,250	$58,325,680

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCKS FINANCIALS
Investments in Securities
Balance as of March 31, 2009	$656,250
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of June 30, 2009	$656,250
Net unrealized appreciation (depreciation) for investments in securities still held at June 30, 2009	$(350,000	)(1)

(1)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Concentration Risk. The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this concentration policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,845,078
Gross unrealized depreciation	(17,733,207)

Net unrealized depreciation	$(14,888,129)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At June 30, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 26, 2009

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: August 26, 2009